SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 21, 2022	Mar. 20, 2022	Mar. 16, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common Stock, Shares Authorized	4,000,000,000				3,250,000,000	3,250,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized		4,000,000,000	3,250,000,000
Mr. Aguiar [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Current market capitalization, amount				$ 270